Other Current Assets (Details) - Schedule of Other Current Assets - Other Current Assets [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Current Assets (Details) - Schedule of Other Current Assets [Line Items]
Tax recoverable	¥ 9,837	$ 1,356	¥ 7,976
Loans to third parties	28,860	3,980	24,581
Deposits	1,138	157	1,218
Staff advances	434	60	336
Compensation receivable	100	14	842
Others	435	60	399
Less: expected credit losses	(3,060)	(422)	(1,435)
Other current assets	¥ 37,744	$ 5,205	¥ 33,917